Distribution Date:	09/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
Determination Date:	09/11/24
Next Distribution Date:	10/18/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 1)	15		Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Mortgage Loan Detail (Part 2)	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 1	21		Karlene Benvenuto	karlene.benvenuto@db.com
Specially Serviced Loan Detail - Part 2	22-23		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762TAA4	1.308000%	53,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762TAB2	3.085000%	142,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762TAC0	3.845000%	72,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762TAD8	3.960000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762TAE6	4.012563%	206,448,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762TAG1	4.212563%	49,239,000.00	33,833,991.62	269,767.67	118,773.18	0.00	0.00	388,540.85	33,564,223.95	73.23%	24.25%
B	61762TAH9	4.212563%	61,013,000.00	61,013,000.00	0.00	214,184.25	0.00	0.00	214,184.25	61,013,000.00	24.58%	17.13%
C	61762TAK2	4.212563%	34,253,000.00	30,810,022.19	0.00	591.44	0.00	(9,000.00)	591.44	30,819,022.19	0.00%	13.13%
D	61762TAN6	4.212563%	38,535,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	8.63%
E	61762TAQ9	4.212563%	9,634,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	7.50%
F	61762TAS5	4.212563%	8,563,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	6.50%
G	61762TAU0	3.685000%	20,338,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
H	61762TAW6	3.685000%	10,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.87%
J	61762TAY2	3.685000%	24,576,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61762TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			856,326,747.00	125,657,013.81	269,767.67	333,548.87	0.00	(9,000.00)	603,316.54	125,396,246.14

X-A	61762TAF3	4.212563%	599,428,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61762TAL0	4.212563%	55,661,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			655,089,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					269,767.67	333,548.87	0.00	(9,000.00)	603,316.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762TAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762TAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762TAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762TAG1	687.13807388	5.47873982	2.41217693	0.00000000	0.00000000	0.00000000	0.00000000	7.89091675	681.65933406
B	61762TAH9	1,000.00000000	0.00000000	3.51046908	0.00000000	0.00000000	0.00000000	0.00000000	3.51046908	1,000.00000000
C	61762TAK2	899.48390477	0.00000000	0.01726681	3.14034362	28.61791785	0.00000000	(0.26275071)	0.01726681	899.74665548
D	61762TAN6	0.00000000	0.00000000	0.00000000	0.00000000	41.32258233	0.00000000	0.00000000	0.00000000	0.00000000
E	61762TAQ9	0.00000000	0.00000000	0.00000000	0.00000000	124.50983600	0.00000000	0.00000000	0.00000000	0.00000000
F	61762TAS5	0.00000000	0.00000000	0.00000000	0.00000000	134.90310522	0.00000000	0.00000000	0.00000000	0.00000000
G	61762TAU0	0.00000000	0.00000000	0.00000000	0.00000000	58.42777166	0.00000000	0.00000000	0.00000000	0.00000000
H	61762TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
J	61762TAY2	0.00000000	0.00000000	0.00000000	0.00000000	14.28851484	0.00000000	0.00000000	0.00000000	0.00000000
R	61762TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762TAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61762TAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	08/01/24 - 08/30/24	30	0.00	118,773.18	0.00	118,773.18	0.00	0.00	0.00	118,773.18	0.00
B	08/01/24 - 08/30/24	30	0.00	214,184.25	0.00	214,184.25	0.00	0.00	0.00	214,184.25	0.00
C	08/01/24 - 08/30/24	30	872,683.35	108,157.63	0.00	108,157.63	107,566.19	0.00	0.00	591.44	980,249.54
D	N/A	N/A	1,592,365.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,592,365.71
E	N/A	N/A	1,199,527.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,199,527.76
F	N/A	N/A	1,155,175.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,155,175.29
G	N/A	N/A	1,188,304.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,188,304.02
H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
J	N/A	N/A	351,165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351,165.20
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,359,221.33	441,115.06	0.00	441,115.06	107,566.19	0.00	0.00	333,548.87	6,466,787.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61762TAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	603,316.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	444,020.36	Master Servicing Fee	2,164.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	513.97
Interest Adjustments	0.00	Trustee Fee	37.87
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	54.10
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	135.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	444,020.36	Total Fees	2,905.29

Principal		Expenses/Reimbursements
Scheduled Principal	260,767.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	80,515.03
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,051.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	9,000.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	269,767.67	Total Expenses/Reimbursements	107,566.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	333,548.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	269,767.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	603,316.54
Total Funds Collected	713,788.03	Total Funds Distributed	713,788.02

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	125,657,013.81	125,657,013.81	Beginning Certificate Balance	125,657,013.81
(-) Scheduled Principal Collections	260,767.67	260,767.67	(-) Principal Distributions	269,767.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(9,000.00)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(9,000.00)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(9,000.00)	(9,000.00)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	125,396,246.14	125,396,246.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	126,382,702.91	126,382,702.91	Ending Certificate Balance	125,396,246.14
Ending Actual Collateral Balance	126,120,068.63	126,120,068.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	4	15,923,231.40	12.70%	(15)	3.9741	1.642696	1.30 or less	2	58,513,674.04	46.66%	(14)	4.3055	1.060016
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 40,000,000	2	58,513,674.04	46.66%	(14)	4.3055	1.060016	1.41-1.50	1	1,328,236.89	1.06%	(14)	4.6560	1.450400
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	1	50,959,340.70	40.64%	(15)	3.9120	1.660196	1.61-1.70	4	65,554,335.21	52.28%	(15)	3.9120	1.660196
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	87,981,731.62	70.16%	(15)	3.9120	1.020300
							Mixed Use	1	36,086,277.51	28.78%	(14)	4.5500	1.084700
New Jersey	1	36,086,277.51	28.78%	(14)	4.5500	1.084700
							Retail	2	89,309,968.51	71.22%	(15)	3.9231	1.026697
Texas	1	1,328,236.89	1.06%	(14)	4.6560	1.450400
							Totals	3	125,396,246.14	100.00%	(15)	4.1035	1.377912
Totals	3	125,396,246.14	100.00%	(15)	4.1035	1.377912

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	5	87,981,731.74	70.16%	(15)	3.9120	1.497080	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	37,414,514.40	29.84%	(14)	4.5538	1.097683	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912	49 months or greater	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
								Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	79 months or less	7	125,396,246.14	100.00%	(15)	4.1035	1.377912	230 months or less	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
80 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912	Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	65,554,335.21	52.28%	(15)	3.9120	1.660196	79 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	1,328,236.89	1.06%	(14)	4.6560	1.450400	80-118 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	2	58,513,674.04	46.66%	(14)	4.3055	1.060016	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	125,396,246.14	100.00%	(15)	4.1035	1.377912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	1340373	RT	Clearwater	FL	Actual/360	3.912%	75,701.03	44,707.08	0.00	N/A	06/01/23	--	22,472,103.61	22,427,396.53	05/01/24
1B	453000180				Actual/360	3.912%	172,007.23	101,583.06	0.00	N/A	06/01/23	--	51,060,923.76	50,959,340.70	05/01/24
1C	453000182				Actual/360	3.912%	2,579.34	1,523.29	0.00	N/A	06/01/23	--	765,686.34	764,163.05	05/01/24
1D	453000184				Actual/360	3.912%	28,645.88	16,917.53	0.00	N/A	06/01/23	--	8,503,625.92	8,486,708.39	05/01/24
1E	453000186				Actual/360	3.912%	18,038.46	10,653.04	0.00	N/A	06/01/23	--	5,354,776.11	5,344,123.07	05/01/24
6	300681006	MU	Bridgewater	NJ	Actual/360	4.550%	141,701.49	80,000.84	0.00	N/A	07/01/23	--	36,166,278.35	36,086,277.51	09/01/24
38	300681038	RT	McAllen	TX	Actual/360	4.656%	5,346.93	5,382.83	0.00	N/A	07/01/23	--	1,333,619.72	1,328,236.89	06/01/24
Totals							444,020.36	260,767.67	0.00				125,657,013.81	125,396,246.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	10,275,237.67	5,002,208.84	01/01/24	06/30/24	11/13/23	3,074,640.27	135,856.27	109,593.72	439,206.66	0.00	0.00
1B	0.00	0.00	--	--	11/13/23	6,986,171.63	331,349.80	249,017.93	892,018.93	0.00	0.00
1C	0.00	0.00	--	--	11/13/23	104,761.44	4,968.76	3,734.16	11,850.45	0.00	0.00
1D	0.00	0.00	--	--	11/13/23	8,674,292.65	346,407.68	16,871.03	94,545.09	0.00	0.00
1E	0.00	0.00	--	--	11/13/23	5,462,245.72	218,134.67	10,623.76	59,535.51	0.00	0.00
6	2,975,300.11	0.00	--	--	11/13/23	0.00	0.00	0.00	0.00	226,019.67	0.00
38	183,738.00	93,375.00	01/01/23	06/30/23	02/12/24	0.00	2,724.16	10,699.50	32,125.65	0.00	0.00
Totals	13,434,275.78	5,095,583.84				24,302,111.71	1,039,441.34	400,540.10	1,529,282.29	226,019.67	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/24	0	0.00	0	0.00	0	0.00	6	124,068,009.25	0	0.00	0	0.00	0	0.00	0	0.00	4.103483%	3.826133%	(15)
08/16/24	0	0.00	0	0.00	0	0.00	6	124,323,394.09	0	0.00	0	0.00	0	0.00	0	0.00	4.103524%	3.826174%	(14)
07/17/24	0	0.00	0	0.00	0	0.00	6	124,577,877.89	0	0.00	0	0.00	0	0.00	0	0.00	4.103564%	3.826214%	(13)
06/17/24	0	0.00	0	0.00	0	0.00	6	124,845,624.02	0	0.00	0	0.00	0	0.00	0	0.00	4.103606%	3.826256%	(12)
05/17/24	0	0.00	0	0.00	0	0.00	6	125,098,265.26	0	0.00	0	0.00	0	0.00	0	0.00	4.103645%	3.826295%	(11)
04/17/24	0	0.00	0	0.00	0	0.00	6	125,364,234.38	0	0.00	0	0.00	0	0.00	0	0.00	4.103686%	3.826336%	(10)
03/15/24	0	0.00	0	0.00	0	0.00	6	125,615,045.89	0	0.00	0	0.00	0	0.00	0	0.00	4.103725%	3.826375%	(9)
02/16/24	0	0.00	0	0.00	0	0.00	6	125,893,531.47	0	0.00	0	0.00	0	0.00	0	0.00	4.103767%	3.826417%	(8)
01/18/24	0	0.00	0	0.00	0	0.00	6	126,142,475.54	0	0.00	0	0.00	0	0.00	0	0.00	4.103805%	3.826455%	(7)
12/15/23	0	0.00	0	0.00	0	0.00	5	89,577,245.70	0	0.00	0	0.00	0	0.00	0	0.00	4.103842%	3.826492%	(6)
11/17/23	0	0.00	0	0.00	0	0.00	5	89,756,993.83	0	0.00	0	0.00	0	0.00	0	0.00	4.103881%	3.826531%	(5)
10/17/23	0	0.00	0	0.00	0	0.00	6	89,926,417.64	0	0.00	0	0.00	0	0.00	1	10,563,761.21	4.103917%	3.826567%	(4)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	1340373	05/01/24	3	5	109,593.72	439,206.66	861,704.90	22,607,761.76	06/19/20	13		12/28/20
1B	453000180	05/01/24	3	5	249,017.93	892,018.93	472.50	51,369,165.07	06/19/20	13		12/28/20
1C	453000182	05/01/24	3	5	3,734.16	11,850.45	0.00	770,308.57	06/19/20	13		12/28/20
1D	453000184	05/01/24	3	5	16,871.03	94,545.09	0.00	8,554,960.08	06/19/20	13		12/28/20
1E	453000186	05/01/24	3	5	10,623.76	59,535.51	0.00	5,387,101.46	06/19/20	13		12/28/20
38	300681038	06/01/24	2	5	10,699.50	32,125.65	4,498.22	1,344,494.18	07/25/23	11
Totals					400,540.10	1,529,282.29	866,675.62	90,033,791.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		125,396,246	0	1,328,237		124,068,009
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	125,396,246	36,086,278	0	1,328,237	87,981,732	0
Aug-24	125,657,014	36,166,278	0	1,333,620	88,157,116	0
Jul-24	125,916,859	0	0	1,338,981	88,331,911	36,245,967
Jun-24	126,190,118	0	0	0	89,860,200	36,329,918
May-24	126,448,077	0	0	0	90,039,109	36,408,968
Apr-24	126,719,518	0	0	0	90,227,214	36,492,304
Mar-24	126,975,604	0	0	0	90,404,884	36,570,720
Feb-24	127,259,695	1,366,164	0	0	89,235,471	36,658,061
Jan-24	127,513,871	0	0	0	90,778,041	36,735,830
Dec-23	127,767,147	36,813,296	0	0	90,953,851	0
Nov-23	128,034,071	36,895,104	0	0	91,138,967	0
Oct-23	128,285,508	0	0	0	128,285,508	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	1340373	22,427,396.53	22,607,761.76	116,000,000.00	10/05/23	10,059,387.01	1.13870	06/30/24	06/01/23	226
1B	453000180	50,959,340.70	51,369,165.07	116,000,000.00	10/05/23	5,839,028.31	1.66020	06/30/24	06/01/23	226
1C	453000182	764,163.05	770,308.57	116,000,000.00	10/05/23	87,559.38	1.66020	06/30/24	06/01/23	226
1D	453000184	8,486,708.39	8,554,960.08	116,000,000.00	10/05/23	972,424.92	1.66020	06/30/24	06/01/23	226
1E	453000186	5,344,123.07	5,387,101.46	116,000,000.00	10/05/23	612,340.81	1.66020	06/30/24	06/01/23	226
6	300681006	36,086,277.51	36,086,277.51	46,000,000.00	09/11/23	2,975,300.11	1.11830	06/30/24	07/01/23	226
38	300681038	1,328,236.89	1,344,494.18	2,670,000.00	12/19/23	188,297.65	1.45040	06/30/23	07/01/23	165
Totals		125,396,246.14	126,120,068.63	628,670,000.00		20,734,338.18

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	1340373	RT	FL	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity co ntinues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property launched to market for sale 1/18/2023. Midland an alyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer

	retraded their offer and the new terms were not acceptable. Midland is working with the buyer and other parties to determine if someone can get to terms that are acceptable and close a sale.

1B	453000180	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity co ntinues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property launched to market for sale 1/18/2023. Midland an alyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer

	retraded their offer and the new terms were not acceptable. Midland is working with the buyer and other parties to determine if someone can get to terms that are acceptable and close a sale.

1C	453000182	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity co ntinues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property launched to market for sale 1/18/2023. Midland an alyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer

	retraded their offer and the new terms were not acceptable. Midland is working with the buyer and other parties to determine if someone can get to terms that are acceptable and close a sale.

1D	453000184	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity co ntinues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property launched to market for sale 1/18/2023. Midland an alyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the Buyer

	retraded their offer and the new terms were not acceptable. Midland is working with the buyer and other parties to determine if someone can get to terms that are acceptable and close a sale.

1E	453000186	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asset and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then

	the Buyer retraded their offer and the new terms were not acceptable. Midland is working with the buyer and other parties to determine if someone can get to terms that are acceptable and close a sale.

6	300681006	MU	NJ	06/05/23	13

8/21/2024 - Loan transferred to Special Servicing on 6/1/2023 for imminent maturity default. The loan matured on 7/1/2023. The Special Servicing filed foreclosure on 12/5/2023 and was also moving forward with filing for Receivership. Trident

Pacificwas ap pointed as the Receiver on 6/19/2024. The Borrower originally requested a 36 month extension but did not accept the extension terms. The Lender is trapping the cash from the lockbox account and paying down advances. The

	Subject Property Bridgewater Campus is a 8-building campus of mixed-use properties consisting of 446,649 sf, constructed mostly between 1956-1962.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
38	300681038	RT	TX	07/25/23	11

09/04/2024 - The loan transferred to Special Servicing on 7/25/2023 due to a maturity default effective 7/2/2023. The $1.9 million loan provided acquisition financing for Walgreens McAllen Texas. Loan Collateral consists of the leasehold interest in a 14 ,490 sq ft building currently operated by Dollar Tree (Walgreens ceased operations in 2019 and subleased to Dollar Tree). Walgreens ground lease commenced January 1, 2010 and expires December 31, 2070. Dollar Tree's ground lease expires April30, 2035. Updated appraisal has been received/accepted. Midland has had initial discussion with Borrower and Borrower indicated it planned to move forward with full payoff. However, financing with Lender ultimately fell through. Counsel has filed for foreclosu re while discussions on potential resolutions continue with Borrower including terms of a short term forbearance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
29	300681029	0.00	5.14000%	0.00	5.14000%	10	06/16/20	04/01/20	07/13/20
36	300681036	0.00	5.20500%	0.00	5.20500%	9	03/19/21	07/01/20	07/12/21
36	300681036	0.00	5.20500%	0.00	5.20500%	9	06/04/21	07/01/20	07/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	300681002 10/17/23	80,910,809.67	29,190,000.00	18,405,590.24	7,841,829.03	18,405,590.24	10,563,761.21	70,347,048.46	9,000.00	9,000.00	70,338,048.46	74.04%
3	300681003 11/19/18	58,613,585.93	0.00	18,013,880.13	5,505,231.42	18,013,880.13	12,508,648.71	46,104,937.22	0.00	615,261.33	45,489,675.89	53.51%
22	300681022 02/15/19	8,251,983.11	12,900,000.00	9,853,194.84	430,709.84	9,853,194.84	9,422,485.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		147,776,378.71	42,090,000.00	46,272,665.21	13,777,770.29	46,272,665.21	32,494,894.92	116,451,985.68	9,000.00	624,261.33	115,827,724.35

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	0.00	2,324,264.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/15/19	0.00	10,576.45	0.00	0.00	0.00	0.00	0.00	0.00
2	300681002	09/17/24	0.00	0.00	70,338,048.46	0.00	0.00	(9,000.00)	0.00	0.00	64,043,444.34
		10/17/23	0.00	0.00	70,347,048.46	0.00	0.00	70,347,048.46	0.00	(6,294,604.12)
3	300681003	02/18/20	0.00	0.00	45,489,675.89	0.00	0.00	(55,536.33)	0.00	0.00	45,489,675.89
		12/17/19	0.00	0.00	45,545,212.22	0.00	0.00	(64,725.00)	0.00	0.00
		07/17/19	0.00	0.00	45,609,937.22	0.00	0.00	(495,000.00)	0.00	0.00
		11/19/18	0.00	0.00	46,104,937.22	0.00	0.00	46,104,937.22	0.00	0.00
22	300681022	02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(9,000.00)	0.00	0.00	(9,000.00)
Cumulative Totals			0.00	2,334,841.43	115,827,724.35	0.00	0.00	115,827,724.35	0.00	(6,294,604.12)	109,533,120.23

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	4,837.74	0.00	0.00	10,304.49	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	10,992.28	0.00	0.00	23,413.77	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	164.84	0.00	0.00	351.10	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	1,830.64	0.00	0.00	28,499.43	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	1,152.76	0.00	0.00	17,946.24	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,785.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	287.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,051.16	0.00	0.00	80,515.03	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		107,566.19

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28